September 29, 2006

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Attention: Filings – Rule 497(j)

Re: Dreyfus Premier California Tax Exempt Bond Fund, Inc.
Registration Statement File No. 2-84105:811-3757
CIK No. 720064

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of
Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 34 to the Registration Statement,
electronically filed with the Securities and Exchange Commission on September 27,
2006.

Very truly yours,

/s/ Joanna Krzyzanowska
Joanna Krzyzanowska